Leases - Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease Assets and Liabilities
Operating lease assets	$ 1,268	$ 2,699
Balance Sheet Classification, Other assets	Other assets	Other assets
Operating lease liabilities, current	$ 1,190	$ 1,579
Balance Sheet Classification, Other accrued liabilities	Other accrued liabilities	Other accrued liabilities
Operating lease liabilities, noncurrent	$ 211	$ 1,401
Balance Sheet Classification, Noncurrent liabilities	Noncurrent liabilities	Noncurrent liabilities
Total lease liabilities	$ 1,401	$ 2,980